SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share price	$ 5.10	$ 4.31
Expected volatility (weighted-average)	60.00%	95.00%
Expected life (weighted-average)	2 years 5 months 15 days	10 years
Expected dividends
Risk-free interest rate (based on US government bonds)	4.45%	4.26%
Weighted-average grant date fair value	$ 5.10	$ 4.31